BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' DEFICIENCY
Common stock, par value	$ 0.001	$ 0.001	$ .00001
Common stock, Authorized	480,000,000	480,000,000	100,000,000
Common stock, Issued	49,127,825	49,127,825	46,509,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0
Preferred stock, Authorized	20,000,000	20,000,000	0
Preferred stock, Issued	0	0	0